Note 7 - Debt (Details Textual) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	May 06, 2021	Mar. 18, 2021	Jun. 30, 2021	Aug. 06, 2023	Aug. 06, 2022
ABN Bank [Member] | Eco West Coast [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 36,800
Debt Instrument, Periodic Payment, Total		615
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 21,500	$ 22,040
Debt Instrument, Net Asset Cover Ratio		125.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage	75.00%	75.00%
Minimum Free Liquidity, Per Collaterlized Vessel		$ 500
Debt Instrument, Covenant, Market Adjusted Total Assets Minus Total Liabilities, Minimum		$ 60,000
Debt Instrument, Net Asset Cover Ratio, Year Three	125.00%
Minimum Free Liquidity, Per Bareboated Charter-in Vessel	$ 500
ABN Bank [Member] | Eco West Coast [Member] | Forecast [Member]
Debt Instrument, Periodic Payment, Total				$ 625	$ 750
Nord/ LB Bank [Member]
Long-term Line of Credit, Total			$ 173,617
ABN Bank Facility [Member] | Eco Malibu [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 38,000
London Interbank Offered Rate (LIBOR) [Member] | ABN Bank [Member]
Debt Instrument, Basis Spread on Variable Rate			0.096%
London Interbank Offered Rate (LIBOR) [Member] | ABN Bank [Member] | Eco West Coast [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%	3.00%